Cover	Jul. 01, 2024
Cover [Abstract]
Entity Registrant Name	CATALYST CREW TECHNOLOGIES CORP.
Entity Central Index Key	0001477960
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Jul. 01, 2024
Entity Ex Transition Period	false
Entity File Number	000-52543
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3670551
Entity Address Address Line 1	30 North Gould Street
Entity Address Address Line 2	Suite R
Entity Address City Or Town	Sheridan
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82801
City Area Code	307
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	216-4405